Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure Of Cash And Cash Equivalents [Abstract]
Net of impairment allowances	$ 3